Related Party Transactions - Net Transfers With Parent (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Related Party Transaction [Line Items]
Stockholders' Equity, Net Transfers From (To) Parent		$ 212	$ 238	$ 62	$ 160
Stock-based compensation	$ (10)	(9)	(46)	(41)	(38)
Net transfers (to) from Parent	$ 0	202	407	12	112
Related Party
Related Party Transaction [Line Items]
Stockholders' Equity, Net Transfers From (To) Parent		212	363	62	160
Stock-based compensation		(9)	(41)	(41)	(38)
Pension Expense (Reversal of Expense), Noncash		(2)	(7)	(8)	(8)
Other, net		1	92	(1)	(2)
Net transfers (to) from Parent		$ 202	$ 407	$ 12	$ 112